UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 MARCH 2008


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      9 APRIL 2008
--------------------------------------     ------------     --------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
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[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           48
                                           ---------
Form 13F Information Table Value Total:    2,528,163
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                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13 F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
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[Repeat as necessary.]


Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q2 2008                                                              VOTING AUTHORTIY
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                     TITLE OF                  VALUE       SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP        (X$1000)      PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM        013817101      15,675      434,694                     SOLE          NONE            SHARED
Allstate Corp        COM        020002101          29          600                     SOLE          NONE            SHARED
Bank of America      COM        060505104      18,398      485,301                     SOLE          NONE            SHARED
CBS Corporation      COM        124857202       6,050      274,000                     SOLE          NONE            SHARED
CPFL Energia SA      ADR        126153105      39,777      652,300                     SOLE          NONE            SHARED
Cemex SA             ADR        151290889      87,540    3,351,471                     SOLE          NONE            SHARED
Chevrontexaco        COM        166764100      18,182      213,000                     SOLE          NONE            SHARED
Citigroup Inc        COM        172967101      11,779      549,900                     SOLE          NONE            SHARED
CVRD ADR             ADR        204412100     194,792    6,730,908                     SOLE          NONE            SHARED
Conagra Foods        COM        205887102      12,220      510,224                     SOLE          NONE            SHARED
Du Pont (E.I.)       COM        263534109          23          500                     SOLE          NONE            SHARED
FirstEnergy Co       COM        337932107          21          300                     SOLE          NONE            SHARED
GeneralElectric      COM        369604103      21,156      571,626                     SOLE          NONE            SHARED
General Mills        COM        370334104          30          500                     SOLE          NONE            SHARED
Genuine Parts        COM        372460105      10,542      262,100                     SOLE          NONE            SHARED
GpoAero Pacific      ADR        400506101      46,670    1,037,100                     SOLE          NONE            SHARED
Heinz HJ             COM        423074103      12,536      266,893                     SOLE          NONE            SHARED
Merck & Co           COM        589331107       7,258      191,260                     SOLE          NONE            SHARED
Microsoft Corp       COM        594918104      17,692      623,400                     SOLE          NONE            SHARED
Mobile Tele          ADR        607409109     124,622    1,643,000                     SOLE          NONE            SHARED
National City        COM        635405103          17        1,696                     SOLE          NONE            SHARED
Pfizer Inc           COM        717081103      13,234      632,300                     SOLE          NONE            SHARED
Philippine Long      ADR        718252604     128,223    1,929,333                     SOLE          NONE            SHARED
Royal Dutch Pet      ADR        780259206          41          600                     SOLE          NONE            SHARED
Taiwan SMC           ADR        874039100     312,357   30,414,492                     SOLE          NONE            SHARED
US Bancorp           COM        902973304          32        1,000                     SOLE          NONE            SHARED
Unilever Plc         ADR        904767704          48        1,420                     SOLE          NONE            SHARED
Wachovia Corp        COM        929903102      13,785      510,539                     SOLE          NONE            SHARED
Wells Fargo Com      COM        949746101          35        1,200                     SOLE          NONE            SHARED
Wyeth                COM        983024100      15,664      375,100                     SOLE          NONE            SHARED
America Movil        ADR        02364W105     202,674    3,182,200                     SOLE          NONE            SHARED
Banco Santander      ADR        05965X109      64,319    1,230,757                     SOLE          NONE            SHARED
BanColombia SA       ADR        05968L102     194,239    5,477,700                     SOLE          NONE            SHARED
CHC Helicopter       COM        12541C203      22,128      727,900                     SOLE          NONE            SHARED
ChunghwaTele         ADR        17133Q304     302,594   11,629,299                     SOLE          NONE            SHARED
Cisco Systems        COM        17275R102          17          700                     SOLE          NONE            SHARED
Duke Energy          COM        26441C105          27        1,500                     SOLE          NONE            SHARED
Entergy Corp         COM        29364G103          44          400                     SOLE          NONE            SHARED
Grupo Televisa       ADR        40049J206      80,694    3,328,952                     SOLE          NONE            SHARED
KT Corp ADR          ADR        48268K101       9,899      416,809                     SOLE          NONE            SHARED
Kookmin Bank         ADR        50049M109         628       11,200                     SOLE          NONE            SHARED
Oracle Corp          COM        68389X105       6,124      313,100                     SOLE          NONE            SHARED
Petroleo Brasil      ADR        71654V101     167,337    1,975,881                     SOLE          NONE            SHARED
Tenaris SA           ADR        88031M109     181,365    3,638,218                     SOLE          NONE            SHARED
3M Co                COM        88579Y101       8,445      106,700                     SOLE          NONE            SHARED
Verizon Com          COM        92343V104      13,949      382,700                     SOLE          NONE            SHARED
Votorantim           ADR        92906P106     124,790    4,377,069                     SOLE          NONE            SHARED
Bladex               ADR        P16994132      20,460    1,328,600                     SOLE          NONE            SHARED
                                            ---------
                                            2,528,163
                                            =========